Financial Risk Management - Fixed and floating rate borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Total Borrowings	$ 1,344,817	$ 1,208,344	$ 1,126,658
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Total Borrowings	818,804	747,712
Variable rate
Disclosure of financial instruments by type of interest rate [line items]
Total Borrowings	$ 526,013	$ 460,632